UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New Markets Income Fund

March 31, 2017

NMI-QTLY-0517
1.799864.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.5%
		Principal Amount(a)	Value
Argentina - 0.1%
YPF SA 8.5% 3/23/21 (b)		$4,435,000	$4,859,385
Azerbaijan - 1.9%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		12,755,000	12,729,490
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		68,900,000	75,548,850
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		13,165,000	13,875,383

TOTAL AZERBAIJAN			102,153,723

Brazil - 0.5%
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (b)		8,355,000	8,931,495
Caixa Economica Federal:
4.25% 5/13/19 (b)		11,975,000	12,219,410
7.25% 7/23/24 (b)(c)		3,285,000	3,452,864

TOTAL BRAZIL			24,603,769

British Virgin Islands - 0.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		18,600,000	17,067,286
Canada - 0.5%
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		160,000	164,800
First Quantum Minerals Ltd.:
7% 2/15/21 (b)		1,540,000	1,586,200
7.25% 5/15/22 (b)		3,240,000	3,341,250
7.25% 4/1/23 (b)		5,415,000	5,475,919
7.5% 4/1/25 (b)		9,025,000	9,092,688
Pacific Exploration and Production Corp. 10% 11/2/21 pay-in-kind (c)		5,816,000	6,535,730

TOTAL CANADA			26,196,587

Cayman Islands - 0.3%
Brazil Minas SPE 5.333% 2/15/28 (b)		7,515,000	7,439,850
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		25,244,000	9,087,840

TOTAL CAYMAN ISLANDS			16,527,690

Costa Rica - 0.2%
Banco de Costa Rica 5.25% 8/12/18 (b)		3,555,000	3,605,979
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		2,900,000	2,465,000
6.95% 11/10/21 (b)		3,501,000	3,684,522

TOTAL COSTA RICA			9,755,501

Georgia - 0.8%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		21,290,000	22,385,371
JSC BGEO Group 6% 7/26/23 (b)		9,595,000	9,665,235
JSC Georgian Railway 7.75% 7/11/22 (b)		11,996,000	13,188,402

TOTAL GEORGIA			45,239,008

Indonesia - 1.4%
PT Pertamina Persero:
5.625% 5/20/43 (b)		8,500,000	8,729,670
6% 5/3/42 (b)		34,835,000	36,888,488
6.5% 5/27/41 (b)		26,960,000	30,166,568

TOTAL INDONESIA			75,784,726

Ireland - 1.6%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		6,400,000	6,871,936
SCF Capital Ltd. 5.375% 6/16/23 (b)		8,415,000	8,680,073
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (b)		6,600,000	6,747,840
5.942% 11/21/23 (b)		15,860,000	16,964,015
6.025% 7/5/22 (b)		11,690,000	12,525,835
6.8% 11/22/25 (b)		10,000,000	11,161,020
6.902% 7/9/20 (b)		22,290,000	24,456,321

TOTAL IRELAND			87,407,040

Israel - 0.1%
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		3,771,000	4,583,349
Kazakhstan - 1.6%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		8,885,000	8,796,114
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		13,000,000	12,725,700
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (b)		16,630,000	18,252,922
7% 5/5/20 (b)		22,565,000	24,824,614
9.125% 7/2/18 (b)		20,360,000	21,934,317
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		2,045,000	2,042,497

TOTAL KAZAKHSTAN			88,576,164

Luxembourg - 1.3%
EVRAZ Group SA 5.375% 3/20/23 (b)		15,425,000	15,482,844
Petrobras International Finance Co. Ltd. 8.375% 12/10/18		33,715,000	36,412,200
RSHB Capital SA 8.5% 10/16/23 (b)		3,540,000	4,017,900
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		2,560,000	2,636,800
Steel Capital SA LN Partner Net Program 3.85% 8/27/21 (b)		10,525,000	10,537,630

TOTAL LUXEMBOURG			69,087,374

Mexico - 7.1%
Comision Federal de Electricid:
4.75% 2/23/27 (b)		10,770,000	10,796,925
4.875% 1/15/24(b)		12,760,000	13,123,660
Petroleos Mexicanos:
4.625% 9/21/23		8,835,000	8,885,801
4.7696% 3/11/22 (b)(c)		26,665,000	28,664,875
4.875% 1/24/22		7,460,000	7,674,102
4.875% 1/18/24		6,215,000	6,270,935
5.375% 3/13/22 (b)		2,635,000	2,760,163
5.5% 1/21/21		16,400,000	17,359,400
5.5% 6/27/44		8,435,000	7,444,309
5.625% 1/23/46		18,175,000	16,250,268
6.375% 2/4/21		25,100,000	27,226,723
6.375% 1/23/45		39,355,000	38,379,783
6.5% 6/2/41		109,335,000	108,897,660
6.75% 9/21/47		32,390,000	32,856,416
6.875% 8/4/26		53,815,000	59,734,650

TOTAL MEXICO			386,325,670

Mongolia - 0.2%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		9,254,000	9,875,388
Netherlands - 6.4%
Dilijan Finance BV 12% 7/29/20 (b)		3,020,000	2,945,104
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (b)		4,415,000	4,768,200
6.95% 7/10/42 (b)		10,360,000	10,883,491
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		5,850,000	7,502,625
Petrobras Global Finance BV:
6.25% 3/17/24		28,900,000	29,636,950
6.85% 6/5/2115		62,925,000	56,081,906
7.25% 3/17/44		8,370,000	8,265,375
8.375% 5/23/21		101,535,000	114,683,783
8.75% 5/23/26		96,625,000	111,843,438

TOTAL NETHERLANDS			346,610,872

South Africa - 0.7%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		15,800,000	15,867,213
6.75% 8/6/23 (b)		8,100,000	8,159,065
7.125% 2/11/25 (b)		7,985,000	8,062,231
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		6,625,000	6,341,742

TOTAL SOUTH AFRICA			38,430,251

Sri Lanka - 0.2%
Bank of Ceylon 6.875% 5/3/17 (b)		7,156,000	7,166,734
National Savings Bank 8.875% 9/18/18 (b)		4,375,000	4,659,375

TOTAL SRI LANKA			11,826,109

Trinidad & Tobago - 0.5%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (b)		5,834,583	5,720,692
9.75% 8/14/19 (b)		20,009,000	21,129,504

TOTAL TRINIDAD & TOBAGO			26,850,196

Turkey - 0.3%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		6,520,000	6,730,440
Export Credit Bank of Turkey 5% 9/23/21 (b)		5,080,000	5,011,948
Turkiye Ihracat Kredi Bankasi A/S 5.375% 10/24/23 (b)		5,325,000	5,227,254

TOTAL TURKEY			16,969,642

United Arab Emirates - 0.2%
DP World Ltd. 6.85% 7/2/37 (Reg. S)		9,070,000	10,470,880
United Kingdom - 0.8%
Biz Finance PLC 9.625% 4/27/22 (b)		35,180,000	35,285,540
SSB #1 PLC 9.375% 3/10/23 (b)		4,045,000	4,070,281
Vedanta Resources PLC 6.375% 7/30/22 (b)		5,340,000	5,366,700

TOTAL UNITED KINGDOM			44,722,521

United States of America - 2.0%
Brazil Loan Trust 1 5.477% 7/24/23 (b)		2,710,846	2,748,120
Pemex Project Funding Master Trust:
6.625% 6/15/35		67,365,000	69,392,687
8.625% 2/1/22		28,592,000	33,166,720

TOTAL UNITED STATES OF AMERICA			105,307,527

Venezuela - 3.5%
Petroleos de Venezuela SA:
5.25% 4/12/17		17,990,000	17,162,460
5.375% 4/12/27		69,040,000	23,749,760
5.5% 4/12/37		79,655,000	27,082,700
6% 5/16/24 (b)		88,205,000	31,864,056
6% 11/15/26 (Reg. S)		100,720,000	35,262,072
8.5% 11/2/17 (b)		12,570,000	10,464,525
8.5% 11/2/17 (Reg. S)		4,181,667	3,481,238
8.5% 10/27/20 (Reg. S)		15,695,000	11,732,013
9% 11/17/21 (Reg. S)		18,975,000	9,036,844
9.75% 5/17/35 (b)		19,725,000	8,531,063
9.75% 5/17/35		9,545,000	4,128,213
12.75% 2/17/22 (b)		13,565,000	7,732,050

TOTAL VENEZUELA			190,226,994

TOTAL NONCONVERTIBLE BONDS
(Cost $1,779,319,714)			1,759,457,652

Government Obligations - 57.8%
Angola - 0.2%
Angola Republic 9.5% 11/12/25 (b)		11,075,000	11,409,465
Argentina - 3.8%
Argentine Republic:
5.625% 1/26/22 (b)		13,390,000	13,711,360
6.25% 4/22/19 (b)		22,360,000	23,589,800
6.625% 7/6/28 (b)		10,850,000	10,633,000
6.875% 4/22/21 (b)		34,575,000	37,133,550
6.875% 1/26/27 (b)		26,490,000	26,860,860
7.125% 7/6/36 (b)		12,290,000	11,896,720
7.5% 4/22/26 (b)		41,265,000	43,864,695
8.28% 12/31/33		34,356,941	36,676,035

TOTAL ARGENTINA			204,366,020

Armenia - 0.8%
Republic of Armenia:
6% 9/30/20 (b)		34,760,000	36,445,860
7.15% 3/26/25 (b)		5,945,000	6,364,860

TOTAL ARMENIA			42,810,720

Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		8,770,000	7,729,878
Barbados - 0.4%
Barbados Government:
7% 8/4/22 (b)		16,001,000	11,920,745
7.25% 12/15/21 (b)		11,539,000	8,885,030

TOTAL BARBADOS			20,805,775

Belarus - 0.3%
Belarus Republic 8.95% 1/26/18		13,505,000	13,923,655
Brazil - 5.7%
Brazilian Federative Republic:
2.625% 1/5/23		12,500,000	11,593,750
4.25% 1/7/25		27,840,000	27,422,400
4.875% 1/22/21		14,820,000	15,616,575
5% 1/27/45		22,095,000	19,664,550
5.625% 1/7/41		19,255,000	18,725,488
5.625% 2/21/47		10,025,000	9,724,250
6% 4/7/26		19,860,000	21,587,820
7.125% 1/20/37		16,195,000	18,381,325
8.25% 1/20/34		42,180,000	52,571,043
8.75% 2/4/25		3,880,000	4,917,900
8.875% 4/15/24		4,995,000	6,256,238
10% 1/1/21	BRL	231,980,000	74,589,951
10.125% 5/15/27		9,232,000	13,224,840
12.25% 3/6/30		9,165,000	14,664,000

TOTAL BRAZIL			308,940,130

Cameroon - 0.5%
Cameroon Republic 9.5% 11/19/25 (b)		24,865,000	28,166,575
Colombia - 0.6%
Colombian Republic 7.375% 9/18/37		25,905,000	33,054,780
Congo - 0.0%
Congo Republic 4% 6/30/29 (d)		1,502,881	1,090,626
Costa Rica - 0.7%
Costa Rican Republic:
4.25% 1/26/23 (b)		16,480,000	15,923,800
4.375% 4/30/25 (b)		9,225,000	8,671,500
7% 4/4/44 (b)		6,650,000	6,699,875
7.158% 3/12/45 (b)		7,011,000	7,133,693

TOTAL COSTA RICA			38,428,868

Croatia - 1.0%
Croatia Republic:
5.5% 4/4/23 (b)		6,710,000	7,229,086
6% 1/26/24 (b)		10,965,000	12,143,452
6.375% 3/24/21 (b)		17,025,000	18,850,080
6.625% 7/14/20 (b)		6,700,000	7,353,250
6.75% 11/5/19		9,765,000	10,632,230

TOTAL CROATIA			56,208,098

Dominican Republic - 1.3%
Dominican Republic:
5.5% 1/27/25 (b)		10,000,000	10,162,500
5.875% 4/18/24 (b)		7,030,000	7,355,138
5.95% 1/25/27 (b)		10,635,000	10,860,994
6.6% 1/28/24 (b)		5,105,000	5,532,544
6.85% 1/27/45 (b)		11,305,000	11,672,413
6.875% 1/29/26 (b)		4,505,000	4,932,975
7.45% 4/30/44 (b)		7,420,000	8,162,000
7.5% 5/6/21 (b)		8,155,000	9,011,275

TOTAL DOMINICAN REPUBLIC			67,689,839

Ecuador - 0.9%
Ecuador Republic:
7.95% 6/20/24 (b)		13,810,000	12,981,400
9.65% 12/13/26 (b)		10,610,000	10,981,350
10.5% 3/24/20 (b)		11,960,000	12,677,600
10.75% 3/28/22 (b)		9,245,000	9,776,588

TOTAL ECUADOR			46,416,938

Egypt - 1.0%
Arab Republic 5.875% 6/11/25 (b)		9,460,000	9,247,150
Arab Republic of Egypt:
6.125% 1/31/22 (b)		15,180,000	15,787,200
6.875% 4/30/40 (b)		4,830,000	4,534,114
7.5% 1/31/27 (b)		10,575,000	11,224,834
8.5% 1/31/47 (b)		12,110,000	13,018,250

TOTAL EGYPT			53,811,548

El Salvador - 0.9%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		9,990,000	8,925,066
6.375% 1/18/27 (b)		7,905,000	7,074,975
7.375% 12/1/19		5,055,000	5,187,694
7.625% 2/1/41 (b)		6,700,000	6,172,375
7.65% 6/15/35 (Reg. S)		6,025,000	5,601,021
7.75% 1/24/23 (Reg. S)		3,505,000	3,568,265
8.25% 4/10/32 (Reg. S)		2,570,000	2,547,590
8.625% 2/28/29 (b)		7,170,000	7,403,025

TOTAL EL SALVADOR			46,480,011

Ethiopia - 0.1%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		6,965,000	6,660,281
Gabon - 0.4%
Gabonese Republic:
6.375% 12/12/24 (b)		14,370,000	13,885,013
6.95% 6/16/25 (b)		8,110,000	7,915,360

TOTAL GABON			21,800,373

Ghana - 1.4%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		13,465,000	13,040,179
8.125% 1/18/26 (b)		13,050,000	12,495,375
8.5% 10/4/17		945,000	966,499
9.25% 9/15/22 (b)		25,455,000	26,473,200
10.75% 10/14/30 (b)		21,175,000	24,863,685

TOTAL GHANA			77,838,938

Indonesia - 1.8%
Indonesian Republic:
4.75% 1/8/26 (b)		7,340,000	7,815,948
5.875% 1/15/24 (b)		8,545,000	9,690,124
6.625% 2/17/37		15,425,000	18,969,588
7.75% 1/17/38 (b)		7,480,000	10,348,849
8.25% 7/15/21	IDR	284,731,000,000	22,435,747
8.5% 10/12/35 (b)		18,765,000	27,087,578

TOTAL INDONESIA			96,347,834

Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		29,880,000	26,346,391
Ivory Coast - 0.5%
Ivory Coast:
5.75% 12/31/32		19,026,700	17,648,786
6.375% 3/3/28 (b)		8,710,000	8,503,138

TOTAL IVORY COAST			26,151,924

Jamaica - 0.5%
Jamaican Government:
6.75% 4/28/28		5,040,000	5,597,878
7.625% 7/9/25		5,905,000	6,823,818
7.875% 7/28/45		3,020,000	3,452,011
8% 3/15/39		9,448,000	10,823,912

TOTAL JAMAICA			26,697,619

Jordan - 0.4%
Jordanian Kingdom 5.75% 1/31/27 (b)		22,960,000	22,500,800
Kenya - 0.6%
Republic of Kenya 6.875% 6/24/24 (b)		34,890,000	34,719,737
Kuwait - 0.2%
State of Kuwait 3.5% 3/20/27 (b)		9,310,000	9,414,738
Lebanon - 5.0%
Lebanese Republic:
4% 12/31/17		31,507,500	31,349,963
5% 10/12/17		17,385,000	17,496,264
5.15% 6/12/18		70,625,000	71,521,938
5.15% 11/12/18		7,380,000	7,478,759
5.45% 11/28/19		35,450,000	36,166,090
6% 5/20/19		18,315,000	18,692,875
6.1% 10/4/22		18,430,000	18,818,762
6.375% 3/9/20		10,690,000	11,104,986
6.6% 11/27/26		11,505,000	11,634,201
6.65% 2/26/30 (Reg. S)		17,280,000	17,107,200
6.75% 11/29/27 (Reg. S)		7,700,000	7,773,550
7.05% 11/2/35(Reg. S)		5,210,000	5,211,459
8.25% 4/12/21 (Reg.S)		15,895,000	17,572,717

TOTAL LEBANON			271,928,764

Mexico - 2.3%
United Mexican States 10% 12/5/24	MXN	1,999,640,000	125,641,764
Mongolia - 0.7%
Mongolian People's Republic:
4.125% 1/5/18 (Reg. S)		19,475,000	19,399,437
5.125% 12/5/22 (Reg. S)		13,385,000	12,595,807
8.75% 3/9/24 (b)		6,525,000	7,110,847

TOTAL MONGOLIA			39,106,091

Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (b)		2,580,000	2,736,477
Netherlands - 0.1%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		5,937,500	6,116,100
Nigeria - 0.3%
Republic of Nigeria 7.875% 2/16/32 (b)		15,015,000	15,653,138
Oman - 1.7%
Sultanate of Oman:
4.75% 6/15/26 (b)		16,110,000	16,230,825
5.375% 3/8/27 (b)		21,295,000	22,253,275
6.5% 3/8/47 (b)		52,890,000	55,798,950

TOTAL OMAN			94,283,050

Pakistan - 0.2%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		6,305,000	6,679,883
8.25% 4/15/24 (b)		4,785,000	5,289,033

TOTAL PAKISTAN			11,968,916

Panama - 0.4%
Panamanian Republic:
8.875% 9/30/27		7,110,000	10,016,213
9.375% 4/1/29		8,030,000	11,763,950

TOTAL PANAMA			21,780,163

Paraguay - 0.2%
Republic of Paraguay:
4.7% 3/27/27 (b)		5,265,000	5,330,813
6.1% 8/11/44 (b)		2,565,000	2,750,963

TOTAL PARAGUAY			8,081,776

Qatar - 0.1%
State of Qatar 9.75% 6/15/30 (Reg. S)		4,615,000	7,325,113
Russia - 2.2%
Ministry of Finance Russian Federation 4.75% 5/27/26 (b)		11,000,000	11,467,500
Russian Federation:
4.875% 9/16/23 (b)		11,710,000	12,550,310
5.625% 4/4/42 (b)		18,845,000	20,706,886
12.75% 6/24/28 (Reg. S)		41,937,000	73,861,541

TOTAL RUSSIA			118,586,237

Rwanda - 0.2%
Republic of Rwanda 6.625% 5/2/23 (b)		12,255,000	12,347,893
Saudi Arabia - 2.5%
Saudi Arabia Kingdom of:
2.375% 10/26/21 (b)		47,170,000	46,344,525
4.5% 10/26/46 (b)		89,230,000	87,954,011

TOTAL SAUDI ARABIA			134,298,536

Senegal - 0.2%
Republic of Senegal:
6.25% 7/30/24 (b)		3,835,000	3,866,064
8.75% 5/13/21 (b)		5,995,000	6,790,057

TOTAL SENEGAL			10,656,121

South Africa - 0.3%
South African Republic 5.875% 9/16/25		12,860,000	13,837,617
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		2,340,000	2,394,852
5.875% 7/25/22 (b)		4,225,000	4,335,011
6% 1/14/19 (b)		4,680,000	4,843,646
6.25% 10/4/20 (b)		4,395,000	4,624,916
6.25% 7/27/21 (b)		5,125,000	5,393,155
6.85% 11/3/25 (b)		5,585,000	5,776,700

TOTAL SRI LANKA			27,368,280

Suriname - 0.3%
Republic of Suriname 9.25% 10/26/26 (b)		15,995,000	15,875,038
Tanzania - 0.1%
United Republic of Tanzania 7.421% 3/9/20 (c)		3,036,667	3,205,141
Turkey - 4.6%
Turkish Republic:
4.25% 4/14/26		5,440,000	5,037,440
4.875% 10/9/26		28,605,000	27,527,049
5.125% 3/25/22		6,195,000	6,303,251
5.625% 3/30/21		11,170,000	11,663,714
5.75% 3/22/24		16,995,000	17,631,633
6% 3/25/27		21,055,000	21,870,881
6% 1/14/41		9,390,000	9,275,630
6.25% 9/26/22		28,870,000	30,827,386
6.75% 5/30/40		5,245,000	5,605,856
6.875% 3/17/36		41,300,000	44,751,854
7% 6/5/20		12,495,000	13,633,669
7.375% 2/5/25		21,925,000	24,857,469
8% 2/14/34		9,560,000	11,473,912
11.875% 1/15/30		9,850,000	15,263,954

TOTAL TURKEY			245,723,698

Ukraine - 3.3%
Ukraine Government:
0% 5/31/40 (b)(c)		53,445,000	19,747,928
7.75% 9/1/19 (b)		46,164,000	47,064,198
7.75% 9/1/20 (b)		46,314,000	46,226,003
7.75% 9/1/21 (b)		17,639,000	17,375,826
7.75% 9/1/22 (b)		8,089,000	7,767,462
7.75% 9/1/23 (b)		8,809,000	8,324,505
7.75% 9/1/24 (b)		8,739,000	8,170,965
7.75% 9/1/25 (b)		8,779,000	8,120,435
7.75% 9/1/26 (b)		8,654,000	7,945,151
7.75% 9/1/27 (b)		8,089,000	7,421,658

TOTAL UKRAINE			178,164,131

United States of America - 4.7%
U.S. Treasury Bonds 2.875% 11/15/46		263,740,000	255,807,207
Venezuela - 2.8%
Venezuelan Republic:
oil recovery rights 4/15/20 (e)		458,489	2,407,067
6% 12/9/20		16,655,000	8,185,933
7% 12/1/18 (Reg. S)		9,925,000	6,848,250
7% 3/31/38		10,280,000	4,112,000
7.65% 4/21/25		35,330,000	14,661,950
7.75% 10/13/19 (Reg. S)		16,120,000	9,027,200
8.25% 10/13/24		20,705,000	9,265,488
9% 5/7/23 (Reg. S)		28,115,000	12,792,325
9.25% 9/15/27		28,625,000	13,267,688
9.25% 5/7/28 (Reg. S)		52,775,000	22,429,375
9.375% 1/13/34		23,990,000	10,795,500
11.75% 10/21/26 (Reg. S)		16,835,000	8,754,200
11.95% 8/5/31 (Reg. S)		23,090,000	12,468,600
12.75% 8/23/22		15,980,000	9,228,450
13.625% 8/15/18		5,895,000	4,922,325

TOTAL VENEZUELA			149,166,351

Vietnam - 0.1%
Vietnamese Socialist Republic 4.8% 11/19/24 (b)		6,305,000	6,426,031
Zambia - 0.3%
Republic of Zambia:
5.375% 9/20/22 (b)		5,105,000	4,658,313
8.5% 4/14/24 (b)		5,710,000	5,876,047
8.97% 7/30/27 (b)		6,935,000	7,247,075

TOTAL ZAMBIA			17,781,435

TOTAL GOVERNMENT OBLIGATIONS
(Cost $3,084,249,595)			3,123,676,629
		Shares	Value

Common Stocks - 0.8%
Canada - 0.3%
First Quantum Minerals Ltd.		237,800	2,526,686
Pacific Exploration and Production Corp.		328,026	10,483,216

TOTAL CANADA			13,009,902

Cayman Islands - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (f)		163,900	17,673,337
Korea (South) - 0.2%
Samsung Electronics Co. Ltd.		5,193	9,574,492
United Arab Emirates - 0.0%
DP World Ltd.		21,411	460,337
TOTAL COMMON STOCKS
(Cost $38,488,901)			40,718,068

Investment Companies - 0.7%
United States of America - 0.7%
iShares MSCI Emerging Markets Index ETF (g)		666,800	26,265,252
iShares MSCI Mexico Index ETF (g)		280,500	14,353,185
TOTAL INVESTMENT COMPANIES
(Cost $38,933,954)			40,618,437
		Principal Amount(a)	Value

Preferred Securities - 0.4%
China - 0.1%
Sinochem Group 5% (b)(c)(h)		4,460,000	4,658,328
Colombia - 0.2%
Colombia Telecomunicacines SA 8.5% (b)(c)(h)		9,060,000	8,883,801
Ireland - 0.1%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(h)		5,350,000	5,756,755
TOTAL PREFERRED SECURITIES
(Cost $18,500,638)			19,298,884
		Shares	Value

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 0.84% (i)		356,587,993	356,659,311
Fidelity Securities Lending Cash Central Fund 0.84% (i)(j)		22,359,441	22,361,677
TOTAL MONEY MARKET FUNDS
(Cost $379,004,163)			379,020,988
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $5,338,496,965)			5,362,790,658
NET OTHER ASSETS (LIABILITIES) - 0.8%			45,245,753
NET ASSETS - 100%			$5,408,036,411

Currency Abbreviations

BRL – Brazilian real

IDR – Indonesian rupiah

MXN – Mexican peso

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,096,785,745 or 38.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Quantity represents share amount.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$372,614
Fidelity Securities Lending Cash Central Fund	13,579
Total	$386,193

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$10,483,216	$10,483,216	$--	$--
Industrials	460,337	460,337	--	--
Information Technology	27,247,829	27,247,829	--	--
Materials	2,526,686	2,526,686	--	--
Corporate Bonds	1,759,457,652	--	1,756,512,548	2,945,104
Government Obligations	3,123,676,629	--	3,121,269,562	2,407,067
Investment Companies	40,618,437	40,618,437	--	--
Preferred Securities	19,298,884	--	19,298,884	--
Money Market Funds	379,020,988	379,020,988	--	--
Total Investments in Securities:	$5,362,790,658	$460,357,493	$4,897,080,994	$5,352,171

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $5,288,218,579. Net unrealized appreciation aggregated $74,572,079, of which $255,116,897 related to appreciated investment securities and $180,544,818 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017